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            Securities and Exchange Commission
                  Washington, D.C. 20549

                     Rule 24f-2 Notice

              Alliance Balanced Shares, Inc.
                1345 Avenue of the Americas
                 New York, New York l0105

              Investment Company Act of l940

                     File No. 2-10988

       (i)  Fiscal year for which this Notice is filed:

                July 31, 1994 through July 31, 1995

      (ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of l933 other than pursuant to Rule 24f-2 under the Investment Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

                1,649,461 Shares

     (iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule
            24f-2:

              333,464 Shares

      (iv) Number or amount of securities sold during such fiscal year:

                1,187,587 Shares

       (v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

                 -0- Shares*

    Exhibit:  None



* No filing fee is due as no shares are required to be registered pursuant to this Rule 24f-2 Notice.





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                         SIGNATURE


         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of l940, Alliance Balanced
Shares, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of September 1995.

                   Alliance Balanced Shares, Inc.




                   By     /s/ Domenick Pugliese
                       ____________________________
                             Domenick Pugliese
                             Assistant Secretary


































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